Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents consisted of the following as of September 30, 2020 (unaudited):

(in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Current assets:
Cash	$204.9	$—	$—	$204.9
Cash equivalents:
Corporate debt securities	17.6	—	—	17.6
Money market mutual funds	82.4	—	—	82.4
Total cash equivalents	100.0	—	—	100.0
Total cash and cash equivalents	$304.9	$—	$—	$304.9
Cash and cash equivalents consisted of $41.4 million of cash as of December 31, 2019.

Schedule of Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value	The following table summarizes the fair value of our available-for-sale securities that have been in a continuous unrealized loss position as of September 30, 2020:

	September 30, 2020		December 31, 2019
(in millions)	Less Than Twelve Months	More Than Twelve Months	Less Than Twelve Months	More Than Twelve Months
	(Unaudited)

Corporate debt securities	$17.6	$0.0	N/A	N/A